Other assets and receivables (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Other Assets and Receivables

	Note	2021	2020

Real estate held for own use and equipment	28.1	455	472

Receivables	28.2	5,622	6,826

Accrued income	28.3	1,366	1,356

Right-of-use assets	28.4	199	211

At December 31		7,642	8,865

Summary of Real Estate Held for Own Use and Equipment

28.1 Real estate held for own use and equipment

Total real estate held for own use and equipment	2021	2020

General account real estate held for own use	185	209

Equipment	270	263
At December 31	455	472

General account real estate held for own use	2021	2020

Net book value

At January 1	209	208

Additions	-	9

Capitalized subsequent expenditure	7	(2)

Disposals	-	(5)

Transfer to investments in real estate	(14)	-

Unrealized gains/(losses) through equity	(4)	20

Realized gains/(losses) through income statement	-	(5)

Depreciation through income statement	(5)	(5)

Impairment losses	(13)	(4)

Impairment losses reversed	-	1

Net exchange differences	5	(8)

At December 31	185	209

Gross carrying value	218	269

Accumulated depreciation and impairment losses	(33)	(60)

Net book value	185	209

General account real estate held for own use:

Carrying amount under a historical cost model	165	201

% of real estate appraised in the current year	50%	93%

% of appraisals performed by independent external appraisers	100%	99%

Equipment	2021	2020

Net book value

At January 1	263	281

Additions	69	73

Disposals	(2)	(1)

Depreciation through income statement	(71)	(71)

Impairment losses	(4)	-

Net exchange differences	16	(19)

Other	(1)	-

At December 31	270	263

Gross carrying value	679	628

Accumulated depreciation and impairment losses	(409)	(365)

Net book value	270	263

Summary of Receivables

	2021	2020

Loans to associates	8	9

Receivables from policyholders	691	637

Receivables from brokers and agents	310	264

Receivables from reinsurers	750	733

Cash outstanding from assets sold	160	112

Trade receivables	1,393	1,956

Cash collateral	314	997

Income tax receivable	229	285

Other	1,885	1,921

Provision for doubtful debts	(120)	(88)

At December 31	5,622	6,826

Current	5,600	6,801

Non-current	21	25

Summary of Movements in Provision for Doubtful Debts
The movements in the provision for doubtful debts during the year were as follows:

	2021	2020

At January 1	(88)	(34)

Additions charged to earnings	(33)	(71)

Unused amounts reversed through the income statement	5	2

Used during the year	3	8

Net exchange differences	(6)	6

At December 31	(120)	(88)

Summary of Accrued Income

	2021	2020
Accrued interest	1,363	1,352

Other	3	4

At December 31	1,366	1,356

Current	1,366	1,356

Non-current	-	-

Summary of information about right of use assets

	Real estate for own use	Equipment	Other	Total

Net book value

At January 1, 2021	193	15	3	211

Additions	12	9	2	23

Disposals	(14)	-	-	(14)

Modification of lease contracts	17	-	-	17

Depreciation through income statement	(36)	(11)	(2)	(49)

Net exchange differences	10	1	(1)	10
At December 31, 2021	182	14	3	199
Gross carrying value	287	43	8	339

Accumulated depreciation and impairment losses	(105)	(29)	(6)	(140)
Net book value 2021	182	14	3	199

Net book value

At January 1, 2020	227	25	3	255

Additions	17	3	2	23

Disposals	(2)	-	-	(2)

Modification of lease contracts	1	-	-	1

Depreciation through income statement	(38)	(12)	(2)	(52)

Net exchange differences	(12)	(2)	-	(13)

At December 31, 2020	193	15	3	211

Gross carrying value	262	37	7	306

Accumulated depreciation and impairment losses	(69)	(22)	(4)	(95)
Net book value 2020	193	15	3	211